RELATED PARTY	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
RELATED PARTY

NOTE 9 – RELATED PARTY

At December 31, 2015 the Company had a legal accrual to related party of $1,420 and travel and office expense accruals of officers in the amount of $3,649. At December 31, 2014 the Company had a legal accrual to related party of $8,258 and travel and office expense accruals of officers in the amount of $1,144.